Debt - Schedule of Maturity Analysis of the Long-Term Debt (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of the Long-Term Debt [Abstract]
2025	$ 223,745
2026	299,254	$ 291,036
2027	135,976	299,254
2028	56,384	135,976
Total debt	715,359	787,659
Less current portion	301,091	291,036
Long-term debt	$ 414,268	$ 496,623